OTHER INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Income And Expenses [Abstract]
Disclosure of other operating income (expense) [text block]
27	OTHER INCOME AND EXPENSES

This item consists of the following:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)
Other income
Income from premiums comissions and technical insurance income	127,729	136,919	133,828
Rental income	43,118	37,324	26,357
Recoveries of other accounts receivable and other assets	14,824	4,660	1,481
Net gain from sale of seized and recovered assets	2,494	1,377	4,195
Others (*)	208,518	164,180	159,805
Total other income	396,683	344,460	325,666

Other expenses
Commissions from insurance activities	277,878	272,949	231,521
Sundry technical insurance expenses	119,355	102,670	95,857
Losses due to operational risk	55,477	37,407	21,439
Expenses on improvements in building for rent	42,083	43,775	45,266
Provision for sundry risks, Note 12(d)	29,023	28,093	38,248
Provision for other accounts receivable	19,316	8,239	12,516
Administrative and tax penalties	8,387	16,374	5,581
Put option write on non-controlling interests	–	11,890	8,972
Loss from sale adjudicated assets	–	1,426	783
Others	84,028	86,252	74,189
Total other expenses	635,547	609,075	534,372

(*)
The balance mainly comprises property sales, liquidation for sale of shares of Credicorp, penalty for breach of contract, commissions for recovery in civil and judicial lawsuits of Personal Credits and Credit Card products; also, collection of commission for relocation, vehicle taxes, municipal property taxes, fines and penalties to clients related to the Leasing product.